Stockholders' equity - Treasury stock activity (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Equity, Class of Treasury Stock [Line Items]
Value of shares repurchased			$ 3,181	$ 249
Treasury stock (in shares)	137,314,095		137,314,095		34,647,153
Open market stock repurchases
Equity, Class of Treasury Stock [Line Items]
Shares repurchased/cancelled	13,000,000	10,000,000
Value of shares repurchased	$ 346	$ 249
Share buyback program
Equity, Class of Treasury Stock [Line Items]
Shares repurchased/cancelled			109,000,000
Value of shares repurchased			$ 2,835